Trade Receivables	12 Months Ended
Mar. 31, 2011
Trade Receivables
Trade Receivables

(2) Trade Receivables

Trade receivables at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010	2011
Notes	¥2,382	2,021
Accounts	13,794	20,838

	16,176	22,859
Less allowance for doubtful accounts	246	152

	¥15,930	22,707